EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses dated July 27, 2012 (as supplemented on May 23, 2013) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 23, 2013 (Accession No. 0000740372-13-000059) with respect to the Institutional, Institutional Service, Investor, Investor Service and Retail Share classes of the U.S. Treasury Portfolio of Daily Income Fund.